Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Total		₨ 1,026,518.3	₨ 1,044,553.0	$ 13,616.1
Perpetual debt
Debt Instrument [Line Items]
Total		₨ 84,972.7
Subordinated debt | Subordinated Debt Other Than Perpetual Debt
Debt Instrument [Line Items]
Maturity /Call dates, start		2021	2021
Maturity /Call dates, end		2030	2029
Total		₨ 133,730.8	₨ 128,315.8	1,773.9
Subordinated debt | Perpetual debt
Debt Instrument [Line Items]
Maturity /Call dates, start		2023	2023
Maturity /Call dates, end		2030	2029
Total		₨ 84,972.7	₨ 82,997.9	$ 1,127.1
Subordinated debt | Minimum | Subordinated Debt Other Than Perpetual Debt
Debt Instrument [Line Items]
Stated interest rates		7.56%	7.56%	7.56%
Subordinated debt | Minimum | Perpetual debt
Debt Instrument [Line Items]
Stated interest rates		8.84%	8.85%	8.84%
Subordinated debt | Maximum | Subordinated Debt Other Than Perpetual Debt
Debt Instrument [Line Items]
Stated interest rates		10.20%	10.20%	10.20%
Subordinated debt | Maximum | Perpetual debt
Debt Instrument [Line Items]
Stated interest rates		9.70%	9.40%	9.70%
Others | Variable rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2021	2020
Maturity /Call dates, end	[1]	2023	2022
Total	[1]	₨ 59,018.7	₨ 36,288.8	$ 782.8
Others | Variable rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2021	2020
Maturity /Call dates, end	[1]	2024	2024
Total	[1]	₨ 118,083.8	₨ 116,615.2	1,566.3
Others | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2021	2020
Maturity /Call dates, end	[1]	2030	2029
Total	[1]	₨ 630,712.3	₨ 680,335.3	$ 8,366.0
Others | Minimum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	0.80%	3.30%	0.80%
Others | Minimum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	7.50%	8.25%	7.50%
Others | Minimum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	4.15%	4.60%	4.15%
Others | Maximum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	2.87%	3.88%	2.87%
Others | Maximum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	8.95%	10.05%	8.95%
Others | Maximum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	9.56%	9.56%	9.56%

[1]	Variable rate (1) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, T-bill rates, Marginal cost of funds based lending rates (MCLR), among others.